Quarterly Holdings Report
for

Fidelity Freedom® Blend 2065 Fund

June 30, 2020

Y65-QTLY-0820
1.9895828.101

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	26,314	$471,807
Fidelity Series Commodity Strategy Fund (a)	27,913	107,184
Fidelity Series Large Cap Growth Index Fund (a)	25,512	320,935
Fidelity Series Large Cap Stock Fund (a)	23,307	327,934
Fidelity Series Large Cap Value Index Fund (a)	56,327	619,038
Fidelity Series Small Cap Opportunities Fund (a)	12,852	157,175
Fidelity Series Value Discovery Fund (a)	18,943	221,629
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,147,291)		2,225,702

International Equity Funds - 40.5%
Fidelity Series Canada Fund (a)	10,272	97,993
Fidelity Series Emerging Markets Fund (a)	7,536	64,436
Fidelity Series Emerging Markets Opportunities Fund (a)	30,362	582,047
Fidelity Series International Growth Fund (a)	15,536	266,278
Fidelity Series International Index Fund (a)	11,506	109,188
Fidelity Series International Small Cap Fund (a)	5,430	86,775
Fidelity Series International Value Fund (a)	31,668	266,327
Fidelity Series Overseas Fund (a)	25,707	265,293
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,674,798)		1,738,337

Bond Funds - 6.2%
Fidelity Series Corporate Bond Fund (a)	43	477
Fidelity Series Emerging Markets Debt Fund (a)	2,913	26,125
Fidelity Series Floating Rate High Income Fund (a)	690	5,947
Fidelity Series Government Bond Index Fund (a)	51	574
Fidelity Series High Income Fund (a)	3,406	30,072
Fidelity Series Inflation-Protected Bond Index Fund (a)	8,188	85,567
Fidelity Series Investment Grade Bond Fund (a)	53	639
Fidelity Series Investment Grade Securitized Fund (a)	41	438
Fidelity Series Long-Term Treasury Bond Index Fund (a)	9,392	97,587
Fidelity Series Real Estate Income Fund (a)	1,889	18,244
TOTAL BOND FUNDS
(Cost $259,522)		265,670

Short-Term Funds - 1.4%
Fidelity Series Government Money Market Fund 0.25% (a)(b)	5,407	5,407
Fidelity Series Short-Term Credit Fund (a)	602	6,148
Fidelity Series Treasury Bill Index Fund (a)	4,826	48,304
TOTAL SHORT-TERM FUNDS
(Cost $59,828)		59,859
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,141,439)		4,289,568
NET OTHER ASSETS (LIABILITIES) - 0.0%		(169)
NET ASSETS - 100%		$4,289,399

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$246,710	$159,520	$49,861	$--	$(769)	$116,207	$471,807
Fidelity Series Canada Fund	58,816	35,628	7,072	--	(1,276)	11,897	97,993
Fidelity Series Commodity Strategy Fund	87,912	39,605	25,164	--	(2,759)	7,590	107,184
Fidelity Series Corporate Bond Fund	668	195	413	3	(36)	63	477
Fidelity Series Emerging Markets Debt Fund	16,137	8,987	1,320	300	(138)	2,459	26,125
Fidelity Series Emerging Markets Fund	30,515	27,647	2,192	--	(210)	8,676	64,436
Fidelity Series Emerging Markets Opportunities Fund	280,112	241,370	25,976	--	(5,057)	91,598	582,047
Fidelity Series Floating Rate High Income Fund	3,787	2,159	319	59	(28)	348	5,947
Fidelity Series Government Bond Index Fund	1,022	178	626	2	(1)	1	574
Fidelity Series Government Money Market Fund 0.25%	31,125	61,409	87,127	28	--	--	5,407
Fidelity Series High Income Fund	19,212	10,874	1,597	365	(148)	1,731	30,072
Fidelity Series Inflation-Protected Bond Index Fund	54,819	35,934	7,604	37	(42)	2,460	85,567
Fidelity Series International Growth Fund	171,036	92,201	34,012	--	(936)	37,989	266,278
Fidelity Series International Index Fund	67,715	37,682	9,285	--	(1,483)	14,559	109,188
Fidelity Series International Small Cap Fund	51,927	27,670	4,718	--	(130)	12,026	86,775
Fidelity Series International Value Fund	165,447	91,274	27,643	--	(4,901)	42,150	266,327
Fidelity Series Investment Grade Bond Fund	1,012	223	618	3	(24)	46	639
Fidelity Series Investment Grade Securitized Fund	696	172	432	1	--	2	438
Fidelity Series Large Cap Growth Index Fund	183,258	121,196	37,873	5,642	2,126	52,228	320,935
Fidelity Series Large Cap Stock Fund	191,426	117,540	20,629	--	(2,333)	41,930	327,934
Fidelity Series Large Cap Value Index Fund	353,202	239,719	30,044	--	(5,106)	61,267	619,038
Fidelity Series Long-Term Treasury Bond Index Fund	67,221	43,175	10,987	1,493	(89)	(1,733)	97,587
Fidelity Series Overseas Fund	164,074	96,142	33,150	--	(3,628)	41,855	265,293
Fidelity Series Real Estate Income Fund	10,519	6,822	1,001	236	(166)	2,070	18,244
Fidelity Series Short-Term Credit Fund	5,909	35	--	36	--	204	6,148
Fidelity Series Small Cap Opportunities Fund	94,087	55,767	14,566	--	(3,023)	24,910	157,175
Fidelity Series Treasury Bill Index Fund	59,792	217	11,527	218	(33)	(145)	48,304
Fidelity Series Value Discovery Fund	110,508	98,832	9,802	--	(1,505)	23,596	221,629
	$2,528,664	$1,652,173	$455,558	$8,423	$(31,695)	$595,984	$4,289,568

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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